Acquisition of Adventus Mining Corporation (Tables)	12 Months Ended
Mar. 31, 2025
Acquisition of Adventus Mining Corporation [Abstract]
Schedule of Assets Acquired and Liabilities Assumed
Table below summarizes the total acquisitions incurred and their allocation to the assets acquired and liabilities assumed.

Consideration Paid
38,818,841 common shares of Silvercorp issued	$146,016
1,766,721 stock options of Silvercorp issued	2,403
2,787,020 warrants of Silvercorp issued	2,098
Previously held interest in Adventus	25,748
Funds advanced to Adventus before closing	1,239
$177,504
Transaction costs	3,838
Total acquisition costs to be allocated	$181,342

Cost of assets and liabilities acquired
Cash and cash equivalent	$3,483
Other receivables	710
Prepaids and deposits	324
Other investments	21
Property, plant and equipment	523
Mineral rights and properties	225,958
Other assets	645
Accounts payable and accrued liabilities	(14,248)
Lease obligation	(16)
Deposit received	(13,250)
Non-controlling interests	(22,808)
Net assets acquired	$181,342